UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2011

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stockbridge Partners LLC
Address:    200 Clarendon Street, 35th Floor
            Boston, MA 02116


Form 13F File Number: 028-14383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Sharlyn C. Heslam
Title:            Managing Director
Phone:            617-227-0050

Signature, Place, and Date of Signing:

 /s/ Sharlyn C. Heslam           Boston, MA              November 14, 2011
----------------------          ------------           ---------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                                 -----------
Form 13F Information Table Entry Total:                   15
                                                 -----------
Form 13F Information Table Value Total:           $  480,891
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

 No.      Form 13F File Number         Name

  1         028-14378                  Berkshire Partners LLC
----      ---------------------        -------------------------
[Repeat as necessary.]



                                                              FORM 13F INFORMATION TABLE

Column 1         Column 2     Column 3     Column 4     Column 5          Column 6          Column 7               Column 8
                                                                                                               Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                       Shrs or
Name of          Title of                    Value       Prn       Shrs /  Investment        Other
Issuer           Class         CUSIP        (x$1,000)    Amount    Prn     Discretion        Manager       Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
BLOUNT INTL
INC. NEW         COMMON      095180105     $36,178    2,707,962     SH     DEFINED              1        2,707,962     --        --
------------------------------------------------------------------------------------------------------------------------------------
CARTER INC       COMMON      146229109     $47,574    1,557,764     SH     DEFINED              1        1,557,764     --        --
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTL CORP        COMMON      228227104     $12,548      308,532     SH     DEFINED              1          308,532     --        --
------------------------------------------------------------------------------------------------------------------------------------
INTERVAL
LEISURE
GROUP INC        COMMON      46113M108     $22,894    1,718,789     SH     DEFINED              1        1,718,789     --        --
------------------------------------------------------------------------------------------------------------------------------------
LPL INVT
HLDGS INC        COMMON      50213H100     $38,784    1,525,716     SH     DEFINED              1        1,525,716     --        --
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA
SOLUTIONS INC    COM NEW     620076307     $31,951      762,561     SH     DEFINED              1          762,561     --        --
------------------------------------------------------------------------------------------------------------------------------------
MSCI INC         CLASS A     55354G100     $30,887    1,018,374     SH     DEFINED              1        1,018,374     --        --
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL
CINEMEDIA, INC   COMMON      635309107     $31,371    2,162,023     SH     DEFINED              1        2,162,023     --        --
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE
WASTE SOLUTIONS  COMMON      74339G101     $37,830    1,838,210     SH     DEFINED              1        1,838,210     --        --
------------------------------------------------------------------------------------------------------------------------------------
SBA
COMMUNICATIONS
CORP             COMMON      78388J106     $11,737      340,402     SH     DEFINED              1          340,402     --        --
------------------------------------------------------------------------------------------------------------------------------------
SENSATA TECH.
HLDG NV            SHS       N7902X106     $25,083      947,975     SH     DEFINED              1          947,975     --        --
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP
INC              COMMON      893641100     $62,327      763,162     SH     DEFINED              1          763,162     --        --
------------------------------------------------------------------------------------------------------------------------------------
TYLER
TECHNOLOGIES
INC              COMMON      902252105     $30,938    1,223,812     SH     DEFINED              1        1,223,812     --        --
------------------------------------------------------------------------------------------------------------------------------------
URBAN
OUTFITTERS INC   COMMON      917047102     $18,659      836,337     SH     DEFINED              1          836,337     --        --
------------------------------------------------------------------------------------------------------------------------------------
VISA INC      COMMON CL A    92826C839     $42,128      491,459     SH     DEFINED              1          491,459     --        --
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